Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Commitments and Contingencies

NOTE 12 COMMITMENTS AND CONTINGENCIES

Agreements

  On November 25, 2014, U.S. Cellular executed a Master Statement of Work and certain other documents with Amdocs Software Systems Limited (“Amdocs”), effective October 1, 2014, that inter-relate with but rearrange the structure under previous Amdocs Agreements. The agreement provides that U.S. Cellular will now outsource to Amdocs certain support functions for its Billing and Operational Support System (“B/OSS”). Such functions include application support, billing operations and some infrastructure services. The agreement has a term through September 30, 2019, subject to five one-year renewal periods at U.S. Cellular's option. The total estimated amount to be paid to Amdocs with respect to the agreement during the initial five-year term is approximately $110 million (exclusive of travel and expenses and subject to certain potential adjustments).

  During 2013, U.S. Cellular entered into agreements with Apple to purchase certain minimum quantities of Apple iPhone products and fund marketing programs related to the Apple iPhone and iPad products over a three-year period beginning in November 2013. Based on current forecasts, U.S. Cellular estimates that the remaining contractual commitment as of December 31, 2014 under these agreements is approximately $818 million. At this time, U.S. Cellular expects to meet its contractual commitments with Apple.

Lease Commitments

U.S. Cellular is a party to various lease agreements, both as lessee and lessor, for office space, retail store sites, cell sites and equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.

As of December 31, 2014, future minimum rental payments required under operating leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases Future Minimum Rental Payments*	Operating Leases Future Minimum Rental Receipts
(Dollars in thousands)
2015	$139,286	$54,715
2016	125,458	44,110
2017	107,987	34,780
2018	90,687	24,174
2019	74,640	12,082
Thereafter	740,501	8,567
Total	$1,278,559	$178,428

*Includes $88.4 million of future lease payments associated with leases transferred in January 2015 per the second closing of the tower sale. See Note 6 — Acquisitions, Divestitures and Exchanges for additional information.

Rent expense totaled $152.4 million, $162.1 million and $183.9 million in 2014, 2013 and 2012, respectively.

Indemnifications

U.S. Cellular enters into agreements in the normal course of business that provide for indemnification of counterparties. The terms of the indemnifications vary by agreement. The events or circumstances that would require U.S. Cellular to perform under these indemnities are transaction specific; however, these agreements may require U.S. Cellular to indemnify the counterparty for costs and losses incurred from litigation or claims arising from the underlying transaction. U.S. Cellular is unable to estimate the maximum potential liability for these types of indemnifications as the amounts are dependent on the outcome of future events, the nature and likelihood of which cannot be determined at this time. Historically, U.S. Cellular has not made any significant indemnification payments under such agreements.

Legal Proceedings

U.S. Cellular is involved or may be involved from time to time in legal proceedings before the FCC, other regulatory authorities, and/or various state and federal courts. If U.S. Cellular believes that a loss arising from such legal proceedings is probable and can be reasonably estimated, an amount is accrued in the financial statements for the estimated loss. If only a range of loss can be determined, the best estimate within that range is accrued; if none of the estimates within that range is better than another, the low end of the range is accrued. The assessment of the expected outcomes of legal proceedings is a highly subjective process that requires judgments about future events. The legal proceedings are reviewed at least quarterly to determine the adequacy of accruals and related financial statement disclosures. The ultimate outcomes of legal proceedings could differ materially from amounts accrued in the financial statements.

U.S. Cellular has accrued $0.4 million and $0.3 million with respect to legal proceedings and unasserted claims as of December 31, 2014 and 2013, respectively. U.S. Cellular has not accrued any amount for legal proceedings if it cannot estimate the amount of the possible loss or range of loss. U.S. Cellular does not believe that the amount of any contingent loss in excess of the amounts accrued would be material.